Fair Value Measurements - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) basispoint security professional	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
AFG's internal investment professionals | professional		20
Level 3 assets as a percentage of total assets measured at fair value		8.00%
Percentage of level 3 assets that were priced using non-binding broker quotes		61.00%
Level 3 assets that were priced using non-binding broker quotes		$ 1,870
Percent of spreads between 200 and 700 basis points		70.00%
Fair value of equity securities transferred into level 3		$ 136	$ 223	$ 219
Life contingent annuities		$ 247	232
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		7.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		10.00%
Fixed-indexed and variable-indexed annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach		$ 3,730
Fixed-indexed and variable-indexed annuities (embedded derivative) | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		3.00%
Fixed-indexed and variable-indexed annuities (embedded derivative) | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		22.00%
Not designated as hedging instrument | Annuity benefits | Fixed-indexed and variable-indexed annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions		$ 181	(44)	(25)
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3		114	203	219
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3	$ 20	22	$ 20	$ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally developed Level 3 assets		996
Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally developed Level 3 assets		$ 565
Securities priced using third-party model | security		34
Basis points credit spread applied by management using third party model | basispoint		400
Third party pricing model | Level 3 | Fixed maturities | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Basis points credit spread applied by management using third party model | basispoint		100
Third party pricing model | Level 3 | Fixed maturities | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Basis points credit spread applied by management using third party model | basispoint		1,253
Minimum | Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Basis points credit spread applied by management using third party model | basispoint		200
Maximum | Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Basis points credit spread applied by management using third party model | basispoint		700